Deposits by Customers (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 190,720	£ 192,914
Demand and time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	189,595	191,764
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,125	1,150
Equity Index Linked Deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	520	549
Capital amount guaranteed or protected	520	549
Capital amount of return guaranteed	£ 2	£ 2